Reportable Operating Segments and Geographic Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Non-interest revenues									$ 26,954	$ 25,586	$ 22,932
Interest income									6,854	6,696	7,073
Interest expense									2,226	2,320	2,423
Total revenues, net of interest expense	8,141	7,862	7,965	7,614	7,742	7,571	7,618	7,031	31,582	29,962	27,582
Total provision									1,990	1,112	2,207
Pretax income from continuing operations	929	1,870	1,879	1,773	1,748	1,711	1,765	1,732	6,451	6,956	5,964
Income tax benefit									1,969	2,057	1,907
Income from continuing operations	637	1,250	1,339	1,256	1,192	1,235	1,295	1,177	4,482	4,899	4,057
Total shareholders' equity	18,886				18,794				18,886	18,794	16,230	12,637
U S Card Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									11,469	10,804	9,997
Interest income									5,342	5,074	5,277
Interest expense									765	807	812
Total revenues, net of interest expense									16,046	15,071	14,462
Total provision									1,429	687	1,591
Pretax income from continuing operations									4,069	4,129	3,504
Income tax benefit									1,477	1,449	1,279
Income from continuing operations									2,592	2,680	2,225
Total shareholders' equity	8,700				8,800				8,700	8,800	7,400
International Card Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									4,561	4,470	3,784
Interest income									1,147	1,195	1,287
Interest expense									402	426	428
Total revenues, net of interest expense									5,306	5,239	4,643
Total provision									330	268	392
Pretax income from continuing operations									659	762	589
Income tax benefit									25	39	52
Income from continuing operations									634	723	537
Total shareholders' equity	2,900				2,800				2,900	2,800	2,200
Global Commercial Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									4,995	4,880	4,347
Interest income									11	9	7
Interest expense									257	264	227
Total revenues, net of interest expense									4,749	4,625	4,127
Total provision									136	76	157
Pretax income from continuing operations									960	1,075	723
Income tax benefit									316	337	273
Income from continuing operations									644	738	450
Total shareholders' equity	3,600				3,600				3,600	3,600	3,700
Global Network And Merchant Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									5,005	4,713	4,101
Interest income									23	5	4
Interest expense									(243)	(224)	(200)
Total revenues, net of interest expense									5,271	4,942	4,305
Total provision									74	75	61
Pretax income from continuing operations									2,219	1,979	1,589
Income tax benefit									776	686	564
Income from continuing operations									1,443	1,293	1,025
Total shareholders' equity	2,000				2,000				2,000	2,000	1,900
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									924	719	703
Interest income									331	413	498
Interest expense									1,045	1,047	1,156
Total revenues, net of interest expense									210	85	45
Total provision									21	6	6
Pretax income from continuing operations									(1,456)	(989)	(441)
Income tax benefit									(625)	(454)	(261)
Income from continuing operations									(831)	(535)	(180)
Total shareholders' equity	$ 1,700				$ 1,600				$ 1,700	$ 1,600	$ 1,000